Income Taxes (Tables)	12 Months Ended
Dec. 28, 2024
Income Tax Contingency [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of income before income taxes are as follows:

	2024	2023	2022
United States	$2,590	$4,120	$7,305
Foreign	9,356	7,297	3,400
	$11,946	$11,417	$10,705

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following:

	2024	2023	2022
Current:
U.S. Federal	$1,033	$1,133	$1,137
Foreign	1,406	1,201	1,027
State	255	309	246
	2,694	2,643	2,410
Deferred:
U.S. Federal	(306)	(109)	22
Foreign	(10)	(212)	(709)
State	(58)	(60)	4
	(374)	(381)	(683)
	$2,320	$2,262	$1,727

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. Federal statutory tax rate to our annual tax rate is as follows:

	2024	2023	2022
U.S. Federal statutory tax rate	21.0%	21.0%	21.0%
State income tax, net of U.S. Federal tax benefit	1.3	1.8	1.8
Lower taxes on foreign results	(2.5)	(2.5)	(1.5)
One-time mandatory transition tax - TCJ Act	—	—	0.8
Juice Transaction	—	(0.1)	(2.4)
Tax settlements	—	—	(3.0)
Other, net	(0.4)	(0.4)	(0.6)
Annual tax rate	19.4%	19.8%	16.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax liabilities and assets are comprised of the following:

	2024	2023
Deferred tax liabilities
Debt guarantee of wholly-owned subsidiary	$578	$578
Property, plant and equipment	1,868	1,978
Recapture of net operating losses	488	492
Pension liabilities	112	167
Right-of-use assets	772	660
Investment in TBG	—	93
Other	301	350
Gross deferred tax liabilities	4,119	4,318

Deferred tax assets
Net carryforwards	6,737	6,877
Intangible assets other than nondeductible goodwill	1,599	1,758
Share-based compensation	148	137
Retiree medical benefits	104	114
Other employee-related benefits	415	412
Deductible state tax and interest benefits	202	176
Lease liabilities	773	660
Capitalized research and development	256	210
Other	948	1,031
Gross deferred tax assets	11,182	11,375
Valuation allowances	(6,185)	(6,478)
Deferred tax assets, net	4,997	4,897
Net deferred tax (assets)/liabilities	$(878)	$(579)
A summary of our valuation allowance activity is as follows:

	2024	2023	2022
Balance, beginning of year	$6,478	$5,013	$4,628
(Benefit)/provision	(198)	1,419	492
Other (deductions)/additions	(95)	46	(107)
Balance, end of year	$6,185	$6,478	$5,013

Summary of Income Tax Contingencies [Table Text Block]	Our major taxing jurisdictions and the related open tax audits are as follows:

Jurisdiction	Years Open to Audit	Years Currently Under Audit
United States	2014-2023	2014-2019
Mexico	2014-2023	2014-2019
United Kingdom	2021-2023	None
Canada (Domestic)	2018-2023	2019
Canada (International)	2012-2023	2012-2019
Russia	2021-2023	None

Reserves Rollforward
A reconciliation of unrecognized tax benefits is as follows:

	2024	2023
Balance, beginning of year	$2,093	$1,867
Additions for tax positions related to the current year	210	225
Additions for tax positions from prior years	108	123
Reductions for tax positions from prior years	(46)	(51)
Settlement payments	(24)	(16)
Statutes of limitations expiration	(31)	(33)
Translation and other	(26)	(22)
Balance, end of year	$2,284	$2,093